Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses (Details) - Previously Reported - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses [Line Items]
Wages payable	$ 10,070	$ 7,603
Taxes payable	10,395	1,435
Other	58	24
Total accrued expenses and other current liabilities	$ 20,523	$ 9,062